Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP 008
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events
On March 3, 2026, participant investments in the BlackRock Short-Term Investment Fund and the twelve Vanguard Target Date Trusts were transferred to lower cost share classes of the same investments in order to reduce participant investment fees.
Subsequent events were evaluated for recognition or disclosure through June 24, 2026, the date the financial statements were issued.